Schwab Strategic Trust
Schwab U.S. REIT ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 10.8%
Digital Realty Trust, Inc.	1,779,704	348,270,276
Equinix, Inc.	539,854	529,855,904
		878,126,180

Diversified REITs 2.0%
Alexander & Baldwin, Inc.	419,601	8,257,748
American Assets Trust, Inc.	274,458	7,805,585
Armada Hoffler Properties, Inc.	392,153	4,333,291
Broadstone Net Lease, Inc.	1,091,489	19,111,972
Empire State Realty Trust, Inc., Class A	777,164	8,517,717
Essential Properties Realty Trust, Inc.	1,014,183	34,583,640
Global Net Lease, Inc.	1,143,333	8,472,098
WP Carey, Inc.	1,265,512	72,210,115
		163,292,166

Health Care REITs 11.4%
Alexandria Real Estate Equities, Inc.	900,266	99,236,321
American Healthcare REIT, Inc.	862,588	25,713,748
CareTrust REIT, Inc.	971,990	28,955,582
Global Medical REIT, Inc.	356,131	3,166,004
Healthcare Realty Trust, Inc.	2,099,669	38,465,936
Healthpeak Properties, Inc.	4,069,676	89,492,175
LTC Properties, Inc.	251,295	9,697,474
Medical Properties Trust, Inc. (a)	3,466,874	15,219,577
National Health Investors, Inc.	251,521	19,279,085
Omega Healthcare Investors, Inc.	1,490,990	60,549,104
Sabra Health Care REIT, Inc.	1,355,578	25,389,976
Ventas, Inc.	2,389,111	153,070,342
Welltower, Inc.	2,572,798	355,509,228
		923,744,552

Hotel & Resort REITs 2.6%
Apple Hospitality REIT, Inc.	1,296,034	20,879,108
DiamondRock Hospitality Co.	1,197,466	11,112,485
Host Hotels & Resorts, Inc.	4,061,912	74,820,419
Park Hotels & Resorts, Inc.	1,207,033	18,769,363
Pebblebrook Hotel Trust	696,226	9,642,730
RLJ Lodging Trust	886,189	9,047,990
Ryman Hospitality Properties, Inc.	346,433	40,615,805
Service Properties Trust	958,427	2,664,427
Summit Hotel Properties, Inc.	625,992	4,119,027
Sunstone Hotel Investors, Inc.	1,174,840	12,629,530
Xenia Hotels & Resorts, Inc.	589,103	9,060,404
		213,361,288

Industrial REITs 11.2%
Americold Realty Trust, Inc.	1,512,162	36,080,185
EastGroup Properties, Inc.	281,326	48,447,150
First Industrial Realty Trust, Inc.	765,343	40,907,583
Innovative Industrial Properties, Inc.	163,699	17,846,465
LXP Industrial Trust	1,700,580	15,900,423
Plymouth Industrial REIT, Inc.	228,337	4,279,035
Prologis, Inc.	5,264,392	614,775,699
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	1,266,732	53,304,083
STAG Industrial, Inc.	1,053,212	38,747,670
Terreno Realty Corp.	560,506	33,983,479
		904,271,772

Multi-Family Residential REITs 9.8%
Apartment Investment & Management Co., Class A *	752,711	6,653,965
AvalonBay Communities, Inc.	821,289	193,290,366
Camden Property Trust	616,656	77,575,325
Centerspace	88,414	6,410,015
Elme Communities	508,503	8,614,041
Equity Residential	1,972,895	151,242,131
Essex Property Trust, Inc.	371,331	115,283,422
Independence Realty Trust, Inc.	1,300,208	28,396,543
Mid-America Apartment Communities, Inc.	675,855	110,948,357
NexPoint Residential Trust, Inc.	127,700	6,010,839
UDR, Inc.	1,735,593	79,594,295
Veris Residential, Inc.	466,673	8,516,782
		792,536,081

Office REITs 3.8%
Brandywine Realty Trust	995,331	5,573,854
BXP, Inc.	840,230	68,890,458
COPT Defense Properties	650,803	21,443,959
Cousins Properties, Inc.	880,281	27,940,119
Douglas Emmett, Inc.	967,241	18,725,786
Easterly Government Properties, Inc.	559,361	6,891,327
Equity Commonwealth *	622,833	12,668,423
Highwoods Properties, Inc.	613,711	19,921,059
Hudson Pacific Properties, Inc.	815,537	3,139,817
JBG SMITH Properties	499,824	8,541,992
Kilroy Realty Corp.	611,366	25,390,030
NET Lease Office Properties	85,478	2,798,550
Paramount Group, Inc.	1,055,355	5,129,025
Piedmont Office Realty Trust, Inc., Class A	716,421	6,820,328
SL Green Realty Corp.	404,083	31,595,250
Vornado Realty Trust	958,409	41,259,507
		306,729,484

Other Specialized REITs 7.7%
EPR Properties	438,369	19,888,801
Farmland Partners, Inc.	248,536	3,158,893
Four Corners Property Trust, Inc.	535,387	15,906,348
Gaming & Leisure Properties, Inc.	1,586,691	81,889,122
Iron Mountain, Inc.	1,696,263	209,776,845
Lamar Advertising Co., Class A	508,199	68,108,830
Outfront Media, Inc.	795,959	15,290,372
Safehold, Inc.	264,208	5,643,483
Uniti Group, Inc.	1,410,600	8,336,646
VICI Properties, Inc.	6,055,360	197,465,290
		625,464,630

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Retail REITs 14.7%
Acadia Realty Trust	608,578	15,731,741
Agree Realty Corp.	580,589	44,589,235
Brixmor Property Group, Inc.	1,742,562	52,398,839
Curbline Properties Corp. *	544,813	13,217,163
Federal Realty Investment Trust	435,038	50,747,183
Getty Realty Corp.	288,014	9,469,900
InvenTrust Properties Corp.	438,705	13,586,694
Kimco Realty Corp.	3,898,122	99,674,980
Kite Realty Group Trust	1,270,506	35,027,851
Macerich Co.	1,364,507	28,941,194
NETSTREIT Corp.	447,077	7,247,118
NNN REIT, Inc.	1,062,045	46,708,739
Phillips Edison & Co., Inc.	708,753	27,995,744
Realty Income Corp.	5,035,853	291,525,530
Regency Centers Corp.	944,590	71,401,558
Retail Opportunity Investments Corp.	736,373	12,812,890
Simon Property Group, Inc.	1,772,222	325,379,959
SITE Centers Corp.	272,420	4,227,958
Tanger, Inc.	632,908	23,398,609
Urban Edge Properties	701,041	16,130,954
		1,190,213,839

Self Storage REITs 7.5%
CubeSmart	1,302,251	64,539,560
Extra Space Storage, Inc.	1,225,518	209,514,557
National Storage Affiliates Trust	403,701	18,206,915
Public Storage	910,878	317,031,088
		609,292,120

Single-Family Residential REITs 4.3%
American Homes 4 Rent, Class A	1,819,458	69,667,047
Equity LifeStyle Properties, Inc.	1,078,579	76,935,040
Invitation Homes, Inc.	3,294,423	112,833,987
Sun Communities, Inc.	677,679	85,611,188
UMH Properties, Inc.	395,214	7,588,109
		352,635,371

Telecom Tower REITs 11.9%
American Tower Corp.	2,655,670	555,035,030
Crown Castle, Inc.	2,512,921	266,997,856
SBA Communications Corp.	621,485	140,610,981
		962,643,867

SECURITY	NUMBER OF SHARES	VALUE ($)
Timber REITs 2.2%
PotlatchDeltic Corp.	414,896	18,603,937
Rayonier, Inc.	775,987	24,730,706
Weyerhaeuser Co.	4,205,767	135,678,043
		179,012,686
Total Common Stocks (Cost $7,391,194,122)		8,101,324,036

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (b)	1,032,978	1,032,978
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (b)(c)	13,313,700	13,313,700
		14,346,678
Total Short-Term Investments (Cost $14,346,678)		14,346,678
Total Investments in Securities (Cost $7,405,540,800)		8,115,670,714

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 12/20/24	165	6,466,350	164,055

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,988,254.
(b)	The rate shown is the annualized 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. REIT ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$8,101,324,036	$—	$—	$8,101,324,036
Short-Term Investments[1]	14,346,678	—	—	14,346,678
Futures Contracts[2]	164,055	—	—	164,055
Total	$8,115,834,769	$—	$—	$8,115,834,769

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab U.S. REIT ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of November 30, 2024, are disclosed in the fund’s Portfolio Holdings.
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